FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and cash equivalents	$ 98,132	$ 58,263
Restricted cash	4,017	3,833
Short-term receivable	3,643	0
Long-term receivable	0	2,531
Senior secured term loan
Liabilities:
Senior secured term loan	247,204	247,204
Level 1 | Fair Value, Measurements, Recurring
Assets:
Cash and cash equivalents	98,132	58,263
Restricted cash	4,017	3,833
Short-term receivable	0	0
Long-term receivable	0	0
Level 1 | Fair Value, Measurements, Recurring | Senior secured term loan
Liabilities:
Senior secured term loan	0	0
Level 2 | Fair Value, Measurements, Recurring
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Short-term receivable	0	0
Long-term receivable	0	0
Level 2 | Fair Value, Measurements, Recurring | Senior secured term loan
Liabilities:
Senior secured term loan	224,956	201,472
Level 3 | Fair Value, Measurements, Recurring
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Short-term receivable	3,643	0
Long-term receivable	0	2,531
Level 3 | Fair Value, Measurements, Recurring | Senior secured term loan
Liabilities:
Senior secured term loan	$ 0	$ 0